Other Accrued Expenses and Other Liabilities - Carrying Amount of Product Warranties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 4,666	$ 4,421	$ 6,717
Provision for warranties	309	2,109	1,266
Settlements made	(1,896)	(1,518)	(3,168)
Other adjustments, including currency translation	(9)	(346)	(394)
Balance, end of year	$ 3,070	$ 4,666	$ 4,421